Summary of Significant Accounting Policies - Foreign Currency Risk (Details)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash		$ 84,859,915		$ 27,026,240	$ 41,344,623	$ 19,845,488
RMB
Foreign Currency Risk
The Group's cash and cash equivalents and restricted cash	¥ 74,384,717	$ 10,838,197	¥ 100,419,401	$ 15,368,278